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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Target Payment Fund

The schedules are not audited.

ING GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)
Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
85,895		iShares MSCI EMU Index Fund	$3,373,097	1.9
73,630		iShares iBoxx $ High Yield Corporate Bond Fund	6,865,997	3.9
86,245		iShares MSCI EAFE Index Fund	5,486,044	3.2
30,160		Vanguard FTSE Europe ETF	1,692,278	1.0
		Total Exchange-Traded Funds (Cost $17,281,215)	17,417,416	10.0

MUTUAL FUNDS: 87.9%
		Affiliated Investment Companies: 87.9%
483,347		ING Emerging Markets Equity Fund—Class I	5,118,640	2.9
504,657		ING Floating Rate Fund—Class I	5,167,687	3.0
1,101,637	@	ING Global Bond Fund—Class R6	12,018,862	6.9
378,935		ING Global Real Estate Fund—Class I	6,843,573	3.9
2,267,075		ING High Yield Bond Fund—Class I	18,952,746	10.9
2,547,277		ING Intermediate Bond Fund—Class R6	25,167,101	14.5
670,692		ING International Core Fund—Class I	7,203,229	4.1
178,643		ING International SmallCap Fund—Class I	8,512,362	4.9
1,339,847		ING Large Cap Growth Fund—Class R6	17,150,041	9.8
1,490,141		ING Large Cap Value Fund—Class R6	18,760,870	10.8
448,670		ING Mid Cap Value Fund—Class I	5,998,720	3.4
239,054	@	ING MidCap Opportunities Fund—Class R6	6,028,952	3.5
1,120,827		ING Multi-Manager International Equity Fund—Class I	12,732,591	7.3
194,297	@	ING Small Company Fund—Class R6	3,409,917	2.0
		Total Mutual Funds (Cost $148,696,325)	153,065,291	87.9
		Total Long-Term Investments (Cost $165,977,540)	170,482,707	97.9

SHORT-TERM INVESTMENTS: 1.7%
		Mutual Funds: 1.7%
2,895,695		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $2,895,695)	$2,895,695	1.7
		Total Short-Term Investments (Cost $2,895,695)	2,895,695	1.7
		Total Investments in Securities (Cost $168,873,235)	$173,378,402	99.6
		Assets in Excess of Other Liabilities	714,329	0.4
		Net Assets	$174,092,731	100.0

††	Rate shown is the 7-day yield as of January 31, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $168,607,695.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,997,454
Gross Unrealized Depreciation	(1,226,747)
Net Unrealized Appreciation	$4,770,707

ING GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,417,416	$—	$—	$17,417,416
Mutual Funds	153,065,291	—	—	153,065,291
Short-Term Investments	2,895,695	—	—	2,895,695
Total Investments, at fair value	$173,378,402	$—	$—	$173,378,402
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(317,577)	$—	$(317,577)
Total Liabilities	$—	$(317,577)	$—	$(317,577)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 1/31/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund-Class R6	$6,535,570	$—	$(6,228,230)	$(307,340)	$—	$—	$323,166	$—
ING Emerging Markets Equity Fund-Class I	3,894,042	1,729,399	—	(504,801)	5,118,640	49,774	—	—
ING Floating Rate Fund-Class I	3,947,946	1,206,403	—	13,338	5,167,687	44,952	—	—
ING Global Bond Fund-Class R6	9,157,757	2,913,152	—	52,253	12,018,862	—	—	—
ING Global Real Estate Fund-Class I	5,219,922	1,861,897	—	(238,246)	6,843,573	41,755	—	—
ING High Yield Bond Fund-Class I	14,498,021	4,392,181	—	62,544	18,952,746	247,316	—	—
ING Intermediate Bond Fund-Class R6	19,214,252	5,865,242	—	87,607	25,167,101	185,932	—	—
ING International Core Fund-Class I	8,496,275	1,989,966	(2,747,181)	(535,831)	7,203,229	141,871	258,493	15,433
ING International SmallCap Fund-Class I	6,531,718	1,975,555	—	5,089	8,512,362	139,513	—	—
ING Large Cap Growth Fund-Class R6	9,808,019	7,421,563	—	(79,541)	17,150,041	44,981	—	230,093
ING Large Cap Value Fund-Class R6	11,098,815	8,101,100	—	(439,045)	18,760,870	80,458	—	359,658
ING Mid Cap Value Fund-Class I	4,600,129	2,083,157	—	(684,566)	5,998,720	26,799	—	828,104
ING MidCap Opportunities Fund-Class R6	4,586,282	1,847,798	—	(405,128)	6,028,952	—	—	420,760
ING Multi-Manager International Equity Fund-Class I	9,781,341	3,494,467	—	(543,217)	12,732,591	116,918	—	10,820
ING Small Company Fund-Class R6	2,607,070	989,350	—	(186,503)	3,409,917	—	—	247,776
	$119,977,159	$45,871,230	$(8,975,411)	$(3,703,387)	$153,065,291	$1,120,269	$581,659	$2,112,644

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING Global Target Payment Fund Written OTC Options on January 31, 2014:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
207,802	JPMorgan Chase & Co.	iShares MSCI EAFE Index Fund	65.110	USD	02/25/14	$208,363	$(67,309)
7,944	UBS AG	S&P 500 Index	1,792.500	USD	02/25/14	193,659	(155,866)
25,474	JPMorgan Chase & Co.	SPDR S&P MidCap 400 ETF	239.070	USD	02/25/14	98,049	(94,402)
			Total Written OTC Options			$500,071	$(317,577)

ING GLOBAL TARGET PAYMENT FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value
Equity contracts	Written options	$ 317,577
Total Liability Derivatives		$ 317,577

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2014:

	JPMorgan Chase & Co.	UBS AG	Totals
Liabilities:
Written options	$161,711	$155,866	$317,577
Total Liabilities	$161,711	$155,866	$317,577

Net OTC derivative instruments by counterparty, at fair value	$(161,711)	$(155,866)	(317,577)

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(161,711)	$(155,866)	$(317,577)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 27, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 27, 2014